Financial instruments - Other long-term investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments other than equity method investments
Balance at January 1	€ 135,593	€ 131,042
Additions	7,532	10,199
Additions due to discontinued use of equity method		1,906
Reduction due to change to accounting according to the equity method		(2,369)
Disposals	(69,370)
Fair value adjustments recognized in profit or loss	(34,310)	(3,678)
Adjustments to fair value, recognized in OCI	(5,075)	(1,506)
Balance at December 31	34,370	135,593
Sernova Corp.
Investments other than equity method investments
Adjustments to fair value, recognized in OCI	(5,075)
Recursion Pharmaceuticals Inc.
Investments other than equity method investments
Disposals	(69,370)	0
Fair value adjustments recognized in profit or loss	(12,047)	11,280
Blacksmith Medicines, Inc.
Investments other than equity method investments
Fair value adjustments recognized in profit or loss	(9,917)	0
Immunitas Therapeutics, Inc.
Investments other than equity method investments
Fair value adjustments recognized in profit or loss	€ (5,499)	€ 0